Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

January 6, 2016	Brian D. McCabe
T +1 617 951 7801
F +1 617 235 0425
brian.mccabe@ropegray.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090

Ladies and Gentlemen:

On behalf of John Hancock Funds II (the “Trust”), we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the John Hancock Small Cap Equity Fund series of John Hancock Investment Trust II (File No. 811-03999) into the John Hancock New Opportunities Fund series of the Trust by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on February 4, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe